Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule Other Operating Expenses
For 2020, this line item includes €1,090 million of expenses relating to the alliance with Regeneron (see Note C.1.), versus €715 million for 2019 and €225 million in 2018 (as shown in the table below):

(€ million)	2020	2019	2018
Income & expense related to profit/loss sharing under the Monoclonal Antibody Alliance	(727)	(253)	177
Additional share of profit paid by Regeneron towards development costs	75	21	—
Reimbursement to Regeneron of selling expenses incurred	(349)	(449)	(388)
Total - Monoclonal Antibody Alliance	(1,001)	(681)	(211)
Immuno-Oncology Alliance	89	62	4
Other (mainly Zaltrap®)	(14)	(14)	(14)
Other operating income/(expenses), net related to the Regeneron Alliance	(926)	(633)	(221)
of which amount presented in Other operating income (Note D.25.)	164	82	4